Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Loss before Income Taxes

Loss before income taxes consisted of the following:

	Years Ended December 31,
	2012	2013
	(in thousands)
Domestic	$(16,401)	$(20,766)
Foreign	(1,405)	153

Loss before income taxes	$(17,806)	$(20,613)

Effective Income Tax Rate Reconciliation

The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate of 34% as follows:

	Years Ended December 31,
	2012	2013
Federal statutory income tax rate	34.0%	34.0%
Foreign income tax rate differential	(0.3)	(0.0)
Stock-based compensation	(0.7)	(0.7)
Research and development credits	0.5	7.3
Other	(0.2)	0.0
Change in valuation allowance	(33.3)	(40.6)

Effective income tax rate	0.0%	0.0%

Deferred Income Tax Assets and Liabilities

The effects of temporary differences and carry forwards that give rise to deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
	(in thousands)
Deferred income tax assets:
Net operating loss carryforwards	$16,643	$29,871
Deferred revenue	24,676	18,419
Research and development credits	3,231	4,689
Other	518	449

Total deferred income tax assets	45,068	53,428
Less: Valuation allowance	(45,068)	(53,428)

Net deferred income tax assets	$—	$—

Summary of Changes in Deferred Tax Valuation Allowance

The table below summarizes changes in the deferred tax valuation allowance:

	Balance at Beginning of Year	Charged to Costs and Expenses	Write-offs	Balance at End of Year
	(in thousands)
Deferred income tax valuation allowance:
For the year ended December 31, 2012	$39,132	$5,936	$—	$45,068
For the year ended December 31, 2013	45,068	8,360	—	53,428

Unrecognized Tax Benefits

The total balance of unrecognized gross tax benefits was as follows:

	Years Ended December 31,
	2012	2013
	(in thousands)
Unrecognized tax benefits at beginning of year	$126	$126
Additions based on current year tax positions	—	257

Unrecognized tax benefits at end of year	$126	$383